Nature of Operations, Corporate History, and Going Concern and Management Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2024 USD ($) PATIENTS $ / shares	Jun. 28, 2023 USD ($)	Aug. 02, 2022 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares
Net loss				$ (2,161)	$ (2,962)		$ (8,320)	$ (14,649)
Negative cash flow from operations				(1,889)	$ (1,317)		(7,176)	(11,865)
Cash and cash equivalents				3,020		$ 4,909	4,909	1,535
Accumulated deficit				$ (162,052)		$ (159,876)	$ (159,876)	$ (151,375)
Stock issued during period shares new issues | shares			19,000
Net proceeds available under the stock purchase agreement			$ 2,008
Proceeds from grant funding		$ 2,000
Description of grant funding received				In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2,000 in grant funding to be received over a two-year period for its REM-001 project.			In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2,000 in grant funding to be received over a two-year period for its REM-001 project.
Substantial Doubt about Companys Ability to Continue Going Concern Period				1 year			1 year
Common stock, par value | $ / shares				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Minimum of number of patients enrolled | PATIENTS	10
Termination fees payable	$ 1,000
Previously Reported [Member]
Stock issued during period shares new issues | shares			662,000
Tu H U R A Biosciences, Inc. [Member]
Description of contingent value rights				Existing Company stockholders received one CVR for each share of common stock held by such stockholder (or, in the case of warrants, each share of common stock of the Company for which such warrant is exercisable into), entitling them to receive, in the aggregate, approximately 1,539,918 shares of the Company’s common stock (collectively, the “CVR Shares”) upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025 (the “Milestone”).			Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025.
Tuhura [Member]
Common stock, par value | $ / shares	$ 0.001
Termination fees payable	$ 1,000
Tuhura [Member] | Contingent Value Rights [Member] | Maximum [Member]
Equity method investment, ownership percentage	94.55%
Tuhura [Member] | Contingent Value Rights [Member] | Minimum [Member]
Equity method investment, ownership percentage	97.15%
Merger Agreement [Member]
Reimbursement of expenses	$ 750
Merger Agreement [Member] | Contingent Value Rights [Member] | Maximum [Member]
Equity method investment, ownership percentage	5.45%
Merger Agreement [Member] | Contingent Value Rights [Member] | Minimum [Member]
Equity method investment, ownership percentage	2.85%
Merger Agreement [Member] | Tuhura [Member]
Reimbursement of expenses	$ 750
Lincoln Park Purchase Agreement [Member]
Number of shares issued in transaction | shares							400,000
Sale of stock, consideration received on transaction							$ 105
ATM Facility [Member]
Number of shares issued in transaction | shares						53,151,000	1,519,000
Sale of stock, consideration received on transaction						$ 10,471	$ 10,471
ATM Facility [Member] | Previously Reported [Member]
Number of shares issued in transaction | shares							53,151,000